Current and Future Changes in Accounting Policies (Narrative) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	$ 4,937	$ 3,951
Retained earnings	70,826	73,008
Accumulated other comprehensive income (loss)	$ 7,904	2,750
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings			$ 10
Accumulated other comprehensive income (loss)		$ 10
Transition adjustment [Member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			(60)
Retained earnings			$ 112